DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND (Prospectus Summary) | DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND
Fund Summary
Investment Objective
The fund seeks to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND	Class A	Class C	Class I
Management fees	0.55%	0.55%	0.55%
Distribution (12b-1) fees	none	0.75%	none
Other expenses (including shareholder services fees)	0.37%	0.38%	0.13%
Total annual fund operating expenses	0.92%	1.68%	0.68%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	540	730	936	1,530
Class C	271	530	913	1,987
Class I	69	218	379	847

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	540	730	936	1,530
Class C	171	530	913	1,987
Class I	69	218	379	847

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
10.20% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New
York city income taxes. The fund does not invest in municipal bonds that pay interest subject to the federal alternative minimum tax. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (i.e., Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus Corporation. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade. The dollar-weighted average effective maturity of the fund's portfolio normally exceeds 10 years, but the fund may invest in individual securities of any maturity.

The portfolio managers focus on identifying undervalued sectors and securities.
To select municipal bonds for the fund, the portfolio managers use fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trade among various sectors based on their apparent relative values.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.
Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

o State-specific risk. The fund is subject to the risk that New York's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations. Although the fund invests primarily in investment grade bonds, the fund may invest to a limited extent in high yield bonds. High yield ("junk")
bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns  of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class A

Best Quarter Q3, 2009: 7.81% Worst Quarter Q4, 2010: -4.80%
After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The performance information for the fund's Class I shares for periods prior to
12/15/08 reflects the performance of the fund's Class A shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	Class A returns before taxes	5.04%	3.31%	4.14%	Dec. 31, 1986
Class A After Taxes on Distributions	Class A returns after taxes on distributions	5.04%	3.29%	4.06%	Dec. 31, 1986
Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares	4.61%	3.37%	4.08%	Dec. 31, 1986
Class C	Class C returns before taxes	8.15%	3.47%	3.84%	Sep. 11, 1995
Class I	Class I returns before taxes	10.23%	4.36%	4.67%	Dec. 15, 2008
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index reflects no deduction for fees, expenses or taxes	10.70%	5.22%	5.38%